ACCUMULATED OTHER COMPREHENSIVE INCOME (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Interest expense to third parties	$ (58,525)		$ (52,102)							$ (170,543)	$ (163,293)	$ (219,561)	$ (224,189)	$ (232,448)
Other income	15,556		17,541							44,089	50,877	66,138	71,187	75,250
Income before taxes	100,855		87,374							300,945	260,870	329,693	319,587	247,547
Income tax (benefit) provision	(35,527)	(24,328)	(30,423)	(30,484)	(30,877)	(28,290)	(30,259)	(28,252)	(31,252)	(102,745)	(91,784)	(116,112)	(118,053)	(85,067)
Net income	65,328		56,951							198,200	169,086	213,581	201,534	162,480
Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Insignificant items	(162)									(521)
Amortization of defined benefit pension items | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Income before taxes	(162)									(521)
Income tax (benefit) provision	61									192
Net income	(101)									(329)
Unrealized gains on retained interests | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Other income	471									2,146
Income before taxes	471									2,146
Income tax (benefit) provision	(177)									(809)
Net income	294									1,337
Unrealized losses on derivatives | Amounts Reclassified from AOCI
Reclassifications out of accumulated other comprehensive income and the location on the consolidated statements of income
Interest expense to third parties	(1,514)									(4,793)
Income before taxes	(1,514)									(4,793)
Income tax (benefit) provision	538									1,696
Net income	$ (976)									$ (3,097)